Shareholders' equity - Other Reserves (Details) - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shareholders' equity
Equity	BRL 14,649,929	BRL 13,817,680	BRL 12,815,320	BRL 14,615,705
Other reserves
Shareholders' equity
Equity	BRL 1,608,867	BRL 1,599,640